SHAREHOLDERS' EQUITY - Dividends (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Declared cash dividends
Dividends declared (including dividends on treasury shares of 12,082, 6,936 and 9,449 respectively)	₽ 74,049	₽ 58,948	₽ 83,751
Dividends declared on treasury shares	₽ 12,082	₽ 6,936	₽ 9,449
Dividends, RUB per ADS	₽ 74.12	₽ 59.00	₽ 83.82
Dividends, RUB per share	₽ 37.06	₽ 29.50	41.91
Dividends payable	₽ 68	₽ 108
Minimum
Dividends
Minimum cumulative dividend payout for ordinary share	₽ 28.0	₽ 28.0	₽ 28.0